Mortgage Servicing Rights (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Sensitivity analysis
Contractually specified servicing fees, late fees and ancillary fees	$ 3,200,000	$ 400,000
MSR
Sensitivity analysis
Constant prepayment rate: Impact of 10% adverse change	(601,000)	(80,000)
Constant prepayment rate: Impact of 20% adverse change	(1,170,000)	(155,000)
Discount rate: Impact of 100 basis point adverse change	(631,000)	(34,000)
Discount rate: Impact of 200 basis point adverse change	$ (1,236,000)	$ (66,000)